Equitys - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Jan. 31, 2020 Tranche Employee shares	Jun. 30, 2019 Tranche Director shares	Aug. 31, 2018 Tranche shares	Jun. 30, 2018 Tranche Director shares	Jan. 31, 2018 Tranche shares	Apr. 30, 2016 OptionPlan shares	Dec. 31, 2020 USD ($) Item $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Oct. 05, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of common shares authorized, issued and outstanding | Item							1
Common shares, par value | $ / shares							$ 0.01	$ 0.01
Number of stock options granted							1,825,000	120,000	1,590,000
Allocated Share-based Compensation Expense | $							$ 1,000	$ 500	$ 3,300
Capitalized expense related to development in real estate properties | $							193	0	395
Unrecognized compensation expense related to non-vested stock options granted | $							$ 700	10	500
Options exercisable at period end							629,000
Fair value of stock options vested | $							$ 1,700	$ 2,200	$ 1,800
Options Outstanding - Weighted Average Remaining Contractual Lives							30 months	12 months	17 months
Weighted average fair values of option granted | $ / shares							$ 1.98	$ 0.82	$ 2.01
August Twenty Two Twenty Sixteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares							0	0	0
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense | $							$ 809	$ 539	$ 2,925
2016 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approved number of stock option plans | OptionPlan						1
Shares authorized under stock option plan						3,500,000
Stock option authorized for each non-employee director						15,000
Stock option granted period in years, maximum						10 years
2016 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	475,000
Number of vesting portions | Tranche	5
Number of employees | Employee	17
2016 Stock Option Plan | Employee Stock Option | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2020-01
2016 Stock Option Plan | Employee Stock Option | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2021-01
2016 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2022-01
2016 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2023-01
2016 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2024-01
2017 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	1,350,000
Number of vesting portions | Tranche	5
Number of employees | Employee	3
2017 Stock Option Plan | Employee Stock Option | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2020-01
2017 Stock Option Plan | Employee Stock Option | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2021-01
2017 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2022-01
2017 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2023-01
2017 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2024-01
2017 Stock Option Plan | Directors and Employees | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted					1,320,000
Number of vesting portions | Tranche					2
2017 Stock Option Plan | Directors and Employees | Employee Stock Option | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term					2018-01
2017 Stock Option Plan | Directors and Employees | Employee Stock Option | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term					2019-01
2017 Stock Option Plan | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted		120,000	90,000	180,000
Number of vesting portions | Tranche		2	3	3
Number of new directors | Director		2		2
2017 Stock Option Plan | Director | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term		2019-06	2018-08	2018-06
2017 Stock Option Plan | Director | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term		2020-01	2019-01	2019-01
2017 Stock Option Plan | Director | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term			2020-01	2020-01
Purchase Agreement | Greater Sail
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued and sold										16,051,219
Purchase Agreement | West Ridge
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued and sold										2,603,366
Shares | Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, par value | $ / shares										$ 0.01
Private Placement | Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, par value | $ / shares										$ 9.15